LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2015
LEASE RECEIVABLES
Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets

	March 31,
	2014	2015
	(Yen in millions)
Total minimum lease payments receivable	¥36,980	¥33,636
Unguaranteed residual values	1,213	1,642
Unearned income	(2,346)	(2,627)
Executory costs	(12)	(11)

	35,835	32,640
Less, allowance for doubtful receivables	(283)	(203)

	35,552	32,437
Less, portion due within one year	(12,678)	(11,721)

Total	¥22,874	¥20,716

Reconciliation of Allowance for Uncollectible Minimum Lease Payments for Sales Type Leases

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Balance at beginning of year	¥382	¥238	¥283
Charged to costs or expenses, or charge-off	(187)	3	(57)
Foreign currency translation	43	42	(23)

Balance at end of year	¥238	¥283	¥203

Future Minimum Lease Payments Receivable in Aggregate and for Each of the Five Succeeding Fiscal Years
Years ending March 31,	(Yen in millions)
2016	¥12,628
2017	8,639
2018	6,320
2019	4,425
2020	1,385
2021 and thereafter	239

Total	¥33,636